Subsidiaries - Summary of Financial Information Before Intragroup Eliminations (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Current assets	$ 22,271,954	$ 29,092,500
Non-current assets	1,077,536	23,788,338
Current liabilities	(5,383,228)	(7,998,398)
Non-current liabilities	18,569,536	14,264,407
Total equity (deficit)	(603,274)	30,618,033	$ 35,513,436	$ 41,574,868
Equity attributable to:
Stockholders of the Company	(1,677,355)	30,618,033
Non-controlling interests	1,074,081
Total equity (deficit)	(603,274)	30,618,033	35,513,436	$ 41,574,868
NET REVENUE (Note 17)	3,000,000
Loss for the year	(45,578,975)	(42,348,071)	(39,139,726)
Other comprehensive income (loss) for the year	(55,084)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(47,120,621)	(42,185,597)	(39,891,978)
Loss attributable to:
Stockholders of the Company	(47,015,967)	(42,185,597)	(39,891,978)
Non-controlling interests	(49,570)
LOSS FROM OPERATIONS	(45,578,975)	(42,348,071)	(39,139,726)
Total comprehensive loss attributable to:
Stockholders of the Company	(47,071,051)	(42,185,597)	(39,891,978)
Non-controlling interests	(49,570)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(47,120,621)	(42,185,597)	(39,891,978)
Net cash inflow/(outflow) from:
Operating activities	(25,802,709)	(39,469,511)	(34,116,858)
Investing activities	5,380	(23,094,290)	(336,444)
Financing activities	19,091,459	40,899,491	33,289,465
NET DECREASE IN CASH AND CASH EQUIVALENTS	(6,705,870)	$ (21,664,310)	$ (1,163,837)
Jaguahr Therapeutics Pte. Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Current assets	2,463,003
Current liabilities	(76,155)
Total equity (deficit)	2,386,848
Equity attributable to:
Stockholders of the Company	1,312,767
Non-controlling interests	1,074,081
Total equity (deficit)	2,386,848
Loss for the year	(113,923)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(113,923)
Loss attributable to:
Stockholders of the Company	(64,353)
Non-controlling interests	(49,570)
LOSS FROM OPERATIONS	(113,923)
Total comprehensive loss attributable to:
Stockholders of the Company	(64,353)
Non-controlling interests	(49,570)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(113,923)
Net cash inflow/(outflow) from:
Operating activities	(1,355,768)
Financing activities	2,500,771
NET DECREASE IN CASH AND CASH EQUIVALENTS	$ 1,145,003